UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment [     ]; Amendment Number;___________
This Amendment (Check only One.):	 [   ] is a restatement
					 [   ] adds new holdings entries.

Institutional Invesstment Manager Filing this Report:

Name:	Nichols Asset Management LLC
	27 Virginia Ridge Road
	Sudbury, MA  01776

Form 13F File Number:  28-   not yet assigned new filer

The institutional investment manager filing this report and the person by whom it is signed herebyrepresent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Patricia M. Nichols
Title:	Chief Compliance Officer/Partner
Phone:	978-440-8741


Signature, Place, and Date of Signing:



Patricia M. Nichols 	Sudbury, Massachusetts		February 14, 2011
  [Signature]                 [City, State]   			[Date]

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting managers(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number	Name

28-____________________	_______________________________________
[Repeat as necessary.]

Form 13F Information Table Entry Total: _________104___________









Form 13F Information Table Entry Total: _________104____________

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM 13F

FORM 13F  SUMMARY  PAGE


Report Summary:  Nichols Asset Management, LLC

Number of Other Included Managers	________NONE________________

Form 13F Information Table Entry Total: _________104________________

Form 13F Information Table Value Total: ________$_105,181____________
					( thousands)


List of Other Included Managers:		NONE



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 M Corporation                COM              88579Y101      459          5320 SH       Sole         	   5320
Abbott Laboratories            COM              002824100      296          6170 SH       Sole             6150              20
                                                                96          2000 SH       Defined             	2000
Advent Software                COM              007974108     1713         29567 SH       Sole             1400     3500    24667
American Public Education      COM              02913V103      995         26715 SH       Sole             1300     3180    22235
Apple Computer                 COM              037833100      161           500 SH       Sole              500
                                                                48           150 SH       Defined                   150
Atlas Air Worldwide            COM              049164205     2111         37805 SH       Sole              1800     4440    31565
BASF AG - ADR                  COM              055262505      286          3555 SH       Sole              3555
Balchem Corp                   COM              057665200     2051         60652 SH       Sole              2925     7410    50317
Becton Dickenson & Co.         COM              075887109      270          3200 SH       Sole              3200
Bio Reference Labs             COM              09057G602     1431         64517 SH       Sole              3100     8000    53417
Bottom Line Technologies       COM              101388106     1933         89019 SH       Sole              4275    10770    73974
Brigham Exploration Co.        COM              109178103     2066         75828 SH       Sole              3900     9390    62538
CVS Corporation                COM              126650100      298          8573 SH       Sole              7872               701
                                                                70          2000 SH       Defined                    2000
Chevron                        COM              166764100      336          3685 SH       Sole              3685
Chicos Fas                     COM              168615102     1442        119905 SH       Sole              5675    14600    99630
Chubb Corp.                    COM              171232101      301          5045 SH       Sole              5045
Columbia Bancorp               COM              197236102     1406         66777 SH       Sole              3100     8110    55567
Costco                         COM              22160K105      276          3825 SH       Sole              3725               100
Crocs                          COM              227046109     1659         96918 SH       Sole              4770    12550    79598
Cyberonics Inc.                COM              23251P102     1628         52477 SH       Sole              2525     6380    43572
DTS Inc                        COM              23335C101     1951         39767 SH       Sole              1950     5090    32727
Deluxe Co.                     COM              248019101     1314         57092 SH       Sole              2700     6800    47592
Diamond Foods Inc.             COM              252603105     1958         36810 SH       Sole              1800     4400    30610
Dillards                       COM              254067101     1473         38820 SH       Sole              1925     4820    32075
Diodes                         COM              254543101     1558         57711 SH       Sole              2825     7130    47756
Dow Jones Industrial Avg ETF   COM              252787106     1266         10947 SH       Sole             10438               509
E M C Corp                     COM              268648102      883         38580 SH       Sole             36680              1900
                                                                71          3100 SH       Defined                    3100
EXXON                          COM              30231G102      150          2051 SH       Sole              2051
                                                               102          1400 SH       Defined                    1400
Encore Capital Group           COM              292554102     1360         58000 SH       Sole              2775     7100    48125
EnerNOC Inc                    COM              292764107     1040         43498 SH       Sole              2050     5070    36378
Entegris                       COM              29362U104     1965        263002 SH       Sole             12700    34830   215472
Finisar                        COM              31787A507     2275         76634 SH       Sole              3625     9670    63339
GILEAD Sciences Inc.           COM              375558103      246          6800 SH       Sole              6400               400
General Electric               COM              369604103      373         20375 SH       Sole             19575               800
General Mills                  COM              370334104      270          7580 SH       Sole              7540                40
GeoEye, Inc.                   COM              37250w108     1452         34249 SH       Sole              1625     3890    28734
HMS Holdings                   COM              40425J101     1824         28157 SH       Sole              1400     3460    23297
Healthcare Services Group      COM              421906108     1510         92791 SH       Sole              4425    10935    77431
Hong Kong Elec ADR             COM              438580300      129         20525 SH       Sole             20525
I Shares Barclays 1-3 Credit B COM              464288646     2232         21404 SH       Sole             20984               420
I Shares S&P Preferred Index   COM              464288687     4349        112085 SH       Sole            110815              1270
ICF International, Inc.        COM              44925C103     1038         40376 SH       Sole              2050     5270    33056
IPC: The Hospitalist Company,  COM              44984A105     1901         48722 SH       Sole              2300     5630    40792
Intel Corp.                    COM              458140100      502         23847 SH       Sole             22107              1740
Intl Business Machines Corp.   COM              459200101      343          2335 SH       Sole              2250                85
                                                                88           600 SH       Defined                     600
JDS Uniphase                   COM              46612J507     1326         91558 SH       Sole              4650    11500    75408
Johnson & Johnson              COM              478160104      323          5215 SH       Sole              5195                20
Kemet Corp.                    COM              488360108     1499        102806 SH       Sole              4900    12500    85406
Kimberly-Clark Corp            COM              494368103      214          3400 SH       Sole              3385                15
Kinder Morgan Management, LLC  COM              49455U100      289          4314 SH       Sole              4287                27
Lehman High Yield Liq Bond Ind COM              78464A417     5292        133255 SH       Sole            132055              1200
MIPS Tech                      COM              2692492       1617        106651 SH       Sole              5100    12900    88651
Marsh & McLennan               COM              571748102      284         10390 SH       Sole             10390
Masimo Corporation             COM              574795100      717         24681 SH       Sole              1200     3000    20481
McDonalds Corp.                COM              580135101      356          4635 SH       Sole              4615                20
                                                               115          1500 SH       Defined                    1500
Microstrategy                  COM              594972408     1398         16354 SH       Sole               775     1870    13709
Monroe Muffler                 COM              610236101     1936         55966 SH       Sole              2700     6540    46726
NIKE                           COM              654106103      305          3565 SH       Sole              3565
                                                                85          1000 SH       Defined           1000
NSTAR                          COM              67019E107      331          7840 SH       Sole              7800                40
Nestle ADR                     COM              641069406      635         10806 SH       Sole              9556              1250
                                                               154          2625 SH       Defined           2625
Novartis                       COM              66987v109      383          6505 SH       Sole              5985               520
                                                                88          1500 SH       Defined                    1500
Novo-Nordisk ADR               COM              670100205      358          3180 SH       Sole              3030               150
NxStage Medical, Inc.          COM              67072v103     1658         66621 SH       Sole              3250     8050    55321
Oracle Systems                 COM              68389X105      273          8725 SH       Sole              8235               490
Pepsi                          COM              713448108      237          3630 SH       Sole              3610                20
                                                                65          1000 SH       Defined                    1000
Petroleum Developement Corp    COM              716578AB5     1386         32847 SH       Sole              1520     4125    27202
Polaris Industries             COM              731068102     2299         29463 SH       Sole              1400     3560    24503
Polypore International         COM              73179V103     1609         39495 SH       Sole              1950     4800    32745
Power Integrations Inc.        COM              739276103     1541         38384 SH       Sole              1860     4610    31914
Power One                      COM              73930R102     1084        106227 SH       Sole              5035    13070    88122
Power Shares QQQ Trust - Nasda COM              73935A104     1250         22956 SH       Sole             22711               245
ProShares UltraShort 20 Yr Tre COM              74347R297      319          8622 SH       Sole              8247               375
SPDR Trust Series 1 S&P 500    COM              78462F103     1294         10289 SH       Sole              9838               451
SXC Health Solutions           COM              78505P100     2203         51405 SH       Sole              2550     6240    42615
Steve Madden                   COM              556269108     1351         32375 SH       Sole              1535     4040    26800
Sysco                          COM              871829107      273          9275 SH       Sole              9275
TEVA Pharmaceutical            COM              881624209      493          9455 SH       Sole              8455              1000
                                                                73          1400 SH       Defined                    1400
Taiwan Semiconductor           COM              874039100      153         12171 SH       Sole             12171
Telefonica ADR                 COM              879382208      207          3020 SH       Sole              3005                15
Tennant                        COM              880345103     1557         40530 SH       Sole              1925     4930    33675
Tetra Technologies Inc.        COM              88162f105     1594        134253 SH       Sole              6500    16025   111728
Texas Roadhouse Inc.           COM              882681109     1526         88861 SH       Sole              4250    10630    73981
TriQuint Semi                  COM              89674K103     2012        172106 SH       Sole              8300    21130   142676
Ultimate Software Group, Inc.  COM              90385D107      957         19673 SH       Sole              1900     2170    15603
United Technologies            COM              913017109      290          3690 SH       Sole              3690
                                                               102          1300 SH       Defined                    1300
Wal-Mart Stores Inc.           COM              931142103      273          5060 SH       Sole              5060
                                                                81          1500 SH       Defined                    1500
Wesco                          COM              95082p105     1738         32912 SH       Sole              1600     4000    27312
Wright Express                 COM              98233Q105     1701         36984 SH       Sole              1800     4510    30674
Zoll Medical Corp.             COM              989922109     1680         45135 SH       Sole              2150     5340    37645
hhgregg Inc.                   COM              42833L108     1247         59532 SH       Sole              2825     7150    49557